OTHER PAYABLES AND ACCRUALS (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

(Dollars in millions)	September 30, 2026	December 31, 2025
Accrued payroll and employee-related expenses*	$55.8	$60.6
Accrued expenses and other payables **	59.7	63.7
Collaboration payable ***	15.1	71.1
Total	$130.6	$195.4
*Certain prior year amounts included within accrued payroll have been reclassified to accrued payroll and employee-related expenses for comparative purposes.
**Certain prior year amounts included within accrued expenses, other payables and other tax payables have been reclassified to accrued expenses and other payables for comparative purposes.
***Certain prior year amounts included within payable for collaboration assets have been grouped into the collaboration payable line for comparative purposes.